Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash Flows from Operating Activities:
Net Income (Loss)	$ 112,276	$ (372,332)
(Income) Loss From Discontinued Operations	3,607	(87,314)
Adjustments to Reconcile Loss from Continuing Operations to Net Cash Provided By (Used) In Operations
Depreciation and Amortization	60,965	46,891
Equity Based Payments To Non-Employees	0	47,000
Equity Based Payments To Employees	58,383	128,864
Gain on Debt Forgiveness	(93,513)	(13,461)
Changes in Operating Assets and Liabilities
Restricted Cash	(69,250)	(41,501)
Accrued Commissions Receivable	30,035	(10,692)
Accounts Receivable	(35,365)	124,741
Prepaid Expenses	(3,616)	0
Accounts Payable	(170,626)	26,880
Accrued Expenses and Refunds	257,637	(817,570)
Deferred Revenue	106,008	(189,869)
Due to Related Parties	(155,932)	176,803
Net Cash Provided by (Used in) Operating Activities	100,609	(981,560)
Cash Flows from Investing Activities
Purchase of Property and Equipment	(7,438)	(11,505)
Net Cash Used in Investing Activities	(7,438)	(11,505)
Cash Flows from Discontinued Operations
Cash Flows From Operating Activities	(106,559)	87,163
Net Cash Used in Discontinued Operations	(106,559)	87,163
Increase (Decrease) in Cash and Cash Equivalents	(13,388)	(905,902)
Cash Transferred In Divestiture	(969)
Cash and Cash Equivalents - Beginning of Period	116,372	1,030,967
Cash and Cash Equivalents - End of Period	102,015	125,065
Cash paid during the year for:
Interest	33,868	2,290
Income taxes	2,936	1,236
Common Stock Issued to Settle Liabilities	104,690	0
Common Stock Redeemed For Divestiture	207,335	0
Common Stock Issued for Asset Acquisition:
Customer Lists	0	75,000
Software	0	255,000
Goodwill	$ 0	$ 748,989